Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	3.38%			4.29%
Class I [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.23%	10.58%			8.54%
Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%	10.86%		8.93%
class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	11.34%			6.39%
Class i
Average Annual Return [Line Items]
Average Annual Return, Percent	16.44%	10.27%	11.41%
Bloomberg Barclays A G G [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Russell 2500 Index Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%			8.85%
Russell 2500 Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%		8.47%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%			7.82%
Russell Micro Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%	6.97%			6.77%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.20%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.69%	9.44%